EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Net Earnings (loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (15,040)	$ (9,348)	$ (8,659)
Weighted average number of shares used in per share computations of net earnings (loss):
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	36,050,540	35,007,201	34,250,582
Basic and diluted net loss per share	$ (0.42)	$ (0.27)	$ (0.25)